Information by segment - Summary of Segment Disclosure for Company's Consolidated Operations Narrative (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total revenues	$ 245,088	$ 226,740	$ 194,804
Total assets	273,520	277,995	271,567
Total liabilities	139,815	146,119	143,995
Gains (losses) on disposals of non-current assets	93	250	57
Mexico and Central America
Disclosure of operating segments [line items]
Total assets	168,011	172,711	170,543
Total liabilities	104,898	113,554	115,738
South America
Disclosure of operating segments [line items]
Total assets	105,509	105,284	101,024
Total liabilities	34,917	32,565	28,257
Mexico | Mexico and Central America
Disclosure of operating segments [line items]
Total revenues	122,615	106,911	94,762
Total assets	146,253	152,236	149,421
Total liabilities	98,652	108,073	109,945
Brazil | South America
Disclosure of operating segments [line items]
Total revenues	66,963	63,944	53,051
Total assets	77,513	77,026	74,163
Total liabilities	26,571	24,003	20,440
Colombia | South America
Disclosure of operating segments [line items]
Total revenues	17,680	16,799	14,180
Total assets	17,753	14,607	15,132
Total liabilities	5,337	3,902	3,395
Argentina | South America
Disclosure of operating segments [line items]
Total revenues	6,668	10,917	8,408
Total assets	4,304	7,344	6,087
Total liabilities	1,456	2,378	2,013
Uruguay | South America
Disclosure of operating segments [line items]
Total revenues	4,415	4,078	3,371
Total assets	5,939	6,307	5,642
Total liabilities	$ 1,553	$ 2,282	$ 2,409